STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018
Cash flows from operating activities
Net income (loss)	$ 2,074,888		$ 9,787,196
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(3,799,238)		(12,575,304)
Changes in assets and liabilities
Other assets	0		20,124
Accounts payable and accrued expenses	(104,357)		(42,759)
Accounts payable - affiliates	(4,788,567)		(9,071,662)
Net cash provided by (used in) operating activities	(6,617,274)		(11,882,405)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		(19,011)
Proceeds from disposition of operating limited partnerships	3,666,586	[1]	12,320,299	[2]
Net cash provided by (used in) investing activities	3,666,586		12,301,288
Cash flows from financing activities
Distributions	(1,331,500)		(420,163)
Net cash used in financing activities	(1,331,500)		(420,163)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(4,282,188)		(1,280)
Cash and cash equivalents, beginning	27,208,717		27,209,997
Cash and cash equivalents, ending	22,926,529		27,208,717
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	5,403,788		1,070,891
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		127,351
Series Twenty [Member]
Cash flows from operating activities
Net income (loss)	128,979		(6,894)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(197,337)		(42,000)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	(370,966)		(22,179)
Net cash provided by (used in) operating activities	(439,324)		(71,073)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	197,337	[1]	42,000	[2]
Net cash provided by (used in) investing activities	197,337		42,000
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(241,987)		(29,073)
Cash and cash equivalents, beginning	241,987		271,060
Cash and cash equivalents, ending	0		241,987
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	1,073,757		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty One [Member]
Cash flows from operating activities
Net income (loss)	0		9,244
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0		(67,000)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	0		(250,346)
Net cash provided by (used in) operating activities	0		(308,102)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		67,000	[2]
Net cash provided by (used in) investing activities	0		67,000
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0		(241,102)
Cash and cash equivalents, beginning	0		241,102
Cash and cash equivalents, ending	0		0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		1,070,891
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Two [Member]
Cash flows from operating activities
Net income (loss)	(38,144)		(59,412)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(38,000)		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	(183,720)		29,212
Net cash provided by (used in) operating activities	(259,864)		(30,200)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	38,000	[1]	0
Net cash provided by (used in) investing activities	38,000		0
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(221,864)		(30,200)
Cash and cash equivalents, beginning	221,864		252,064
Cash and cash equivalents, ending	0		221,864
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	2,694,389		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Three [Member]
Cash flows from operating activities
Net income (loss)	(27,002)		943,256
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(43,500)		(989,962)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	(419,134)		(1,156,287)
Net cash provided by (used in) operating activities	(489,636)		(1,202,993)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	43,500	[1]	989,962	[2]
Net cash provided by (used in) investing activities	43,500		989,962
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(446,136)		(213,031)
Cash and cash equivalents, beginning	446,136		659,167
Cash and cash equivalents, ending	0		446,136
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	514,253		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Four [Member]
Cash flows from operating activities
Net income (loss)	(46,494)		21,331
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(23,678)		(95,000)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(5,000)		5,000
Accounts payable - affiliates	0		0
Net cash provided by (used in) operating activities	(75,172)		(68,669)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	23,678	[1]	95,000	[2]
Net cash provided by (used in) investing activities	23,678		95,000
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(51,494)		26,331
Cash and cash equivalents, beginning	453,512		427,181
Cash and cash equivalents, ending	402,018		453,512
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Five [Member]
Cash flows from operating activities
Net income (loss)	0		34,406
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0		(97,399)
Changes in assets and liabilities
Other assets	0		1,250
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	0		0
Net cash provided by (used in) operating activities	0		(61,743)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		97,399	[2]
Net cash provided by (used in) investing activities	0		97,399
Cash flows from financing activities
Distributions	0		(380,117)
Net cash used in financing activities	0		(380,117)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0		(344,461)
Cash and cash equivalents, beginning	0		344,461
Cash and cash equivalents, ending	0		0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Six [Member]
Cash flows from operating activities
Net income (loss)	(87,819)		(35,421)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(10,500)		(80,000)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	0		0
Net cash provided by (used in) operating activities	(98,319)		(115,421)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	10,500	[1]	80,000	[2]
Net cash provided by (used in) investing activities	10,500		80,000
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(87,819)		(35,421)
Cash and cash equivalents, beginning	642,258		677,679
Cash and cash equivalents, ending	554,439		642,258
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Seven [Member]
Cash flows from operating activities
Net income (loss)	11,264		3,225,133
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0		(3,291,567)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		(31,673)
Accounts payable - affiliates	0		0
Net cash provided by (used in) operating activities	11,264		(98,107)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		3,291,567	[2]
Net cash provided by (used in) investing activities	0		3,291,567
Cash flows from financing activities
Distributions	(310,963)		0
Net cash used in financing activities	(310,963)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(299,699)		3,193,460
Cash and cash equivalents, beginning	6,799,933		3,606,473
Cash and cash equivalents, ending	6,500,234		6,799,933
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Eight [Member]
Cash flows from operating activities
Net income (loss)	(51,959)		(69,919)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(8,500)		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	0		0
Net cash provided by (used in) operating activities	(60,459)		(69,919)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	8,500	[1]	0
Net cash provided by (used in) investing activities	8,500		0
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(51,959)		(69,919)
Cash and cash equivalents, beginning	742,564		812,483
Cash and cash equivalents, ending	690,605		742,564
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Nine [Member]
Cash flows from operating activities
Net income (loss)	57,356		203,747
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(123,094)		(303,958)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	(482,726)		80,369
Net cash provided by (used in) operating activities	(548,464)		(19,842)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	122,994	[1]	296,608	[2]
Net cash provided by (used in) investing activities	122,994		296,608
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(425,470)		276,766
Cash and cash equivalents, beginning	622,414		345,648
Cash and cash equivalents, ending	196,944		622,414
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty [Member]
Cash flows from operating activities
Net income (loss)	114,811		240,789
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(195,182)		(276,484)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(3,500)		3,500
Accounts payable - affiliates	(499,568)		(21,019)
Net cash provided by (used in) operating activities	(583,439)		(53,214)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	130,006	[1]	236,521	[2]
Net cash provided by (used in) investing activities	130,006		236,521
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(453,433)		183,307
Cash and cash equivalents, beginning	453,433		270,126
Cash and cash equivalents, ending	0		453,433
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	1,121,389		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty One [Member]
Cash flows from operating activities
Net income (loss)	23,184		(75,968)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(105,794)		(45,000)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	0		0
Net cash provided by (used in) operating activities	(82,610)		(120,968)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	64,500	[1]	45,000	[2]
Net cash provided by (used in) investing activities	64,500		45,000
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(18,110)		(75,968)
Cash and cash equivalents, beginning	1,971,680		2,047,648
Cash and cash equivalents, ending	1,953,570		1,971,680
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Two [Member]
Cash flows from operating activities
Net income (loss)	414,940		1,576,107
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(539,088)		(1,677,252)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		(2,000)
Accounts payable - affiliates	(706,411)		(1,847,595)
Net cash provided by (used in) operating activities	(830,559)		(1,950,740)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	539,088	[1]	1,677,252	[2]
Net cash provided by (used in) investing activities	539,088		1,677,252
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(291,471)		(273,488)
Cash and cash equivalents, beginning	563,697		837,185
Cash and cash equivalents, ending	272,226		563,697
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Three [Member]
Cash flows from operating activities
Net income (loss)	(61,753)		121,295
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0		(177,044)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	(153,668)		62,127
Net cash provided by (used in) operating activities	(215,421)		6,378
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		107,890	[2]
Net cash provided by (used in) investing activities	0		107,890
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(215,421)		114,268
Cash and cash equivalents, beginning	452,033		337,765
Cash and cash equivalents, ending	236,612		452,033
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Four [Member]
Cash flows from operating activities
Net income (loss)	(66,014)		(73,012)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	(150,538)		(381,229)
Net cash provided by (used in) operating activities	(216,552)		(454,241)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(216,552)		(454,241)
Cash and cash equivalents, beginning	394,837		849,078
Cash and cash equivalents, ending	178,285		394,837
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Five [Member]
Cash flows from operating activities
Net income (loss)	(32,532)		2,587,521
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0		(2,653,528)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	0		(551,982)
Net cash provided by (used in) operating activities	(32,532)		(617,989)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		2,653,528	[2]
Net cash provided by (used in) investing activities	0		2,653,528
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(32,532)		2,035,539
Cash and cash equivalents, beginning	4,428,306		2,392,767
Cash and cash equivalents, ending	4,395,774		4,428,306
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Six [Member]
Cash flows from operating activities
Net income (loss)	541,603		(60,762)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(253,104)		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(106,294)		0
Accounts payable - affiliates	0		(767,505)
Net cash provided by (used in) operating activities	182,205		(828,267)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	253,104	[1]	0
Net cash provided by (used in) investing activities	253,104		0
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	435,309		(828,267)
Cash and cash equivalents, beginning	2,106,050		2,934,317
Cash and cash equivalents, ending	2,541,359		2,106,050
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Seven [Member]
Cash flows from operating activities
Net income (loss)	1,015,799		90,852
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(1,062,375)		(140,415)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	(513,149)		(1,530,566)
Net cash provided by (used in) operating activities	(559,725)		(1,580,129)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	1,062,375	[1]	1,977	[2]
Net cash provided by (used in) investing activities	1,062,375		1,977
Cash flows from financing activities
Distributions	(1,020,537)		0
Net cash used in financing activities	(1,020,537)		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(517,887)		(1,578,152)
Cash and cash equivalents, beginning	517,887		2,096,039
Cash and cash equivalents, ending	0		517,887
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Eight [Member]
Cash flows from operating activities
Net income (loss)	25,195		(46,425)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(7,000)		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		(6,543)
Accounts payable - affiliates	(18,234)		(1,497,751)
Net cash provided by (used in) operating activities	(39)		(1,550,719)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	7,000	[1]	0
Net cash provided by (used in) investing activities	7,000		0
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6,961		(1,550,719)
Cash and cash equivalents, beginning	1,492,145		3,042,864
Cash and cash equivalents, ending	1,499,106		1,492,145
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Nine [Member]
Cash flows from operating activities
Net income (loss)	0		(48,069)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0		(17,779)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		(6,543)
Accounts payable - affiliates	0		(1,154,240)
Net cash provided by (used in) operating activities	0		(1,226,631)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		17,779	[2]
Net cash provided by (used in) investing activities	0		17,779
Cash flows from financing activities
Distributions	0		(40,046)
Net cash used in financing activities	0		(40,046)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0		(1,248,898)
Cash and cash equivalents, beginning	0		1,248,898
Cash and cash equivalents, ending	0		0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty [Member]
Cash flows from operating activities
Net income (loss)	(58,641)		454,012
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(62,144)		(588,952)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	9,500		0
Accounts payable - affiliates	(188,856)		(270,989)
Net cash provided by (used in) operating activities	(300,141)		(405,929)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	62,144	[1]	588,952	[2]
Net cash provided by (used in) investing activities	62,144		588,952
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(237,997)		183,023
Cash and cash equivalents, beginning	431,341		248,318
Cash and cash equivalents, ending	193,344		431,341
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty One [Member]
Cash flows from operating activities
Net income (loss)	(114,941)		814,281
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(14,000)		(1,026,859)
Changes in assets and liabilities
Other assets	0		1,218
Accounts payable and accrued expenses	0		(4,500)
Accounts payable - affiliates	(379,997)		(392,649)
Net cash provided by (used in) operating activities	(508,938)		(608,509)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	14,000	[1]	1,026,759	[2]
Net cash provided by (used in) investing activities	14,000		1,026,759
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(494,938)		418,250
Cash and cash equivalents, beginning	741,152		322,902
Cash and cash equivalents, ending	246,214		741,152
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty Two [Member]
Cash flows from operating activities
Net income (loss)	(26,534)		265,175
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(54,322)		(427,305)
Changes in assets and liabilities
Other assets	0		(1,183)
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	0		0
Net cash provided by (used in) operating activities	(80,856)		(163,313)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		(9,503)
Proceeds from disposition of operating limited partnerships	54,322		427,305
Net cash provided by (used in) investing activities	54,322		417,802
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(26,534)		254,489
Cash and cash equivalents, beginning	1,327,017		1,072,528
Cash and cash equivalents, ending	1,300,483		1,327,017
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		63,676
Series Forty Three [Member]
Cash flows from operating activities
Net income (loss)	333,590		349,598
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(428,020)		(566,806)
Changes in assets and liabilities
Other assets	0		18,839
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	(747,332)		143,797
Net cash provided by (used in) operating activities	(841,762)		(54,572)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		(9,508)
Proceeds from disposition of operating limited partnerships	401,938	[1]	566,806	[2]
Net cash provided by (used in) investing activities	401,938		557,298
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(439,824)		502,726
Cash and cash equivalents, beginning	854,364		351,638
Cash and cash equivalents, ending	414,540		854,364
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		63,675
Series Forty Four [Member]
Cash flows from operating activities
Net income (loss)	(217,684)		(227,804)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	246,698		245,486
Net cash provided by (used in) operating activities	29,014		17,682
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	29,014		17,682
Cash and cash equivalents, beginning	84,006		66,324
Cash and cash equivalents, ending	113,020		84,006
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty Five [Member]
Cash flows from operating activities
Net income (loss)	412,104		(276,116)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	(633,600)		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	937		0
Accounts payable - affiliates	(250,162)		226,665
Net cash provided by (used in) operating activities	(470,721)		(49,451)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	633,600	[1]	0	[2]
Net cash provided by (used in) investing activities	633,600		0
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	162,879		(49,451)
Cash and cash equivalents, beginning	753,702		803,153
Cash and cash equivalents, ending	916,581		753,702
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty Six [Member]
Cash flows from operating activities
Net income (loss)	(174,420)		(169,749)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Gain on sale of operating limited partnerships	0		(10,994)
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	29,196		(14,981)
Net cash provided by (used in) operating activities	(145,224)		(195,724)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		10,994	[2]
Net cash provided by (used in) investing activities	0		10,994
Cash flows from financing activities
Distributions	0		0
Net cash used in financing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(145,224)		(184,730)
Cash and cash equivalents, beginning	466,399		651,129
Cash and cash equivalents, ending	321,175		466,399
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates were reduces as a result of forgiveness of debt with an affiliate of the general partner.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	$ 0		$ 0

[1]	Partnership proceeds from disposition does not include $100, $65,176, $41,294 and $26,082 which was due to a writeoff of capital contribution payable as of March 31, 2019, for Series 29, Series 30, Series 31 and Series 43, respectively.
[2]	Partnership proceeds from disposition does not include $7,350, $39,963, $69,154, $138,438 and $100 which was due to a writeoff of capital contribution payable as of March 31, 2018, for Series 29, Series 30, Series 33, Series 37 and Series 41, respectively.